SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jan. 01, 2022
Accounting Policies [Abstract]
Cash Equivalents, at Carrying Value	$ 23,751		$ 10,329
Accounts Receivable, Allowance for Credit Loss, Current	5,230		8,000
Other current assets	104,099		21,086	$ 647
Impairment expenses	0	$ 0	0	0
Advertising expense	50,099	$ 56,632	59,855	47,799
Right of use assets	91,597		108,863		$ 97,435	$ 135,182
Right of use liabilities	93,735		110,138			$ 135,182
Accumulated deficit	$ 5,823,216		704,616	334,178	$ 5,618,918
Net allowances for doubtful accounts			8,384	0
Accounts receivable net of allowances			$ 33,484	$ 56,964